REVENUE AND SEGMENTED INFORMATION (Tables)	3 Months Ended
Mar. 31, 2023
REVENUE AND SEGMENTED INFORMATION
Schedule Of Geographical Information Of Company's Revenue
	United Kingdon	USA	Canada	Mexico	Total
Three months ended March 31, 2023	$	$	$	$	$

Sponsorship	-	2,075,709	-	-	2,075,709
Winning/Player buyout/Other	-	84,942	-	-	84,942
Total Team Revenue	-	2,160,651	-	-	2,160,651

Cost of Sales	-	1,491,993	-	-	1,491,993
Gross profit	-	668,658	-	-	668,658

Influencer / on screen talent representation	634,373	-	-	-	634,373
Digital media	-	2,060,460	-	-	2,060,460
Total Agency Revenue	634,373	2,060,460	-	-	2,694,833

Cost of sales	531,846	827,919	-	-	1,359,765
Gross profit	102,527	1,232,541	-	-	1,335,068

Content production	-	195,229	-	-	195,229

Cost of sales	-	169,452	-	-	169,452
Gross profit	-	25,777	-	-	25,777

Non-current assets	266,720	9,142,951	-	-	9,409,671

Three months ended March 31, 2022
	Europe	USA	Canada	Mexico	Total
Revenue channel	$	$	$	$	$

Sponsorship	-	1,823,514	-	-	1,823,514
Winning/Player buyout/Other	-	-	-	99,848	99,848
Total Team Revenue	-	1,823,514	-	99,848	1,923,362

Cost of Sales	-	1,077,549	-	51,951	1,129,500
Gross profit	-	745,965	-	47,897	793,862

Influencer / on screen talent representation	1,268,397	-	-	-	1,268,397
Digital media and marketing	-	1,725,815	-	-	1,725,815
Total Agency Revenue	1,268,397	1,725,815	-	-	2,994,212

Cost of sales	1,010,834	1,100,952	-	-	2,111,586
Gross profit	257,563	624,863	-	-	882,626

Content production	-	122,500	-	-	122,500

Cost of sales	-	153,787	-	-	153,787
Gross profit	-	(31,287)	-	-	(31,287)

Non-current assets	1,371,407	11,846,578	322,902	79,240	13,620,127